Financial instruments and risk management (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - Classification

	Note	06/30/2025	12/31/2024
Assets
Amortized cost
Cash and cash equivalents	5	12,283,589	9,018,818
Trade accounts receivable	7	7,287,028	9,132,860
Other assets (1)		682,051	628,275
		20,252,668	18,779,953
Fair value through other comprehensive income
Investments	14.1	931,722	1,138,066
		931,722	1,138,066
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,156,340	3,887,100
Marketable securities	6	8,503,950	13,363,511
		13,660,290	17,250,611
		34,844,680	37,168,630
Liabilities
Amortized cost
Trade accounts payable	17	5,951,839	6,033,285
Loans, financing and debentures	18.1	91,627,156	101,435,531
Lease liabilities	19.2	6,787,997	6,972,915
Liabilities for assets acquisitions and subsidiaries	23	112,535	120,490
Dividends and interests on own capital payable		1,997	2,200,917
Other liabilities (1)		155,829	143,330
		104,637,353	116,906,468
Fair value through profit or loss
Derivative financial instruments	4.5.1	5,650,833	10,454,820
		5,650,833	10,454,820
		110,288,186	127,361,288
		75,443,506	90,192,658

Financial Instruments - Fair Value

	Yield used to discount/methodology	06/30/2025	12/31/2024
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	42,872,554	48,734,909
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	19,618,606	22,740,891
Assets Financing	SOFR	331,481	422,115
IFC - International Finance Corporation	SOFR	5,581,088	6,261,715
ECA - Export Credit Agency	SOFR	769,830	864,202
Panda Bonds - CNY	Fixed	907,067	951,125
In local currency
BNDES – TJLP	DI 1	136,792	171,109
BNDES – TLP	DI 1	3,530,603	3,275,012
BNDES – TR	DI 1	36,792	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	616,896	645,139
BNDES – UMBNDES	DI 2	109,980	106,966
Assets Financing	DI 1	56,446	60,566
Debentures	DI 1/IPCA	11,866,426	12,002,992
NCE (“Export Credit Notes”)	DI 1	106,600	108,308
NCR (“Rural Credit Notes”)	DI 1	5,298,162	2,424,457
ECO INVEST – Agroindustrial Credit	DI 1	332,382
		92,171,705	98,802,972

Financial Instrument - Liquidity risk

						06/30/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,951,839	5,951,839	5,951,839
Loans, financing and debentures	91,627,156	130,146,121	6,628,876	21,331,688	42,346,732	59,838,825
Lease liabilities	6,787,997	12,481,884	1,978,922	1,173,974	3,061,598	6,267,390
Liabilities for asset acquisitions and subsidiaries	112,535	134,678	20,643	19,740	94,295
Derivative financial instruments	5,650,833	8,359,856	447,323	485,387	1,415,834	6,011,312
Dividends and interests on own capital payable	1,997	1,997	1,997
Other liabilities	155,829	155,829	48,184	107,645
	110,288,186	157,232,204	15,077,784	23,118,434	46,918,459	72,117,527

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147

Financial Instruments - Exchange rate risk management

	06/30/2025	12/31/2024
Assets
Cash and cash equivalents	9,057,082	6,496,039
Marketable securities	1,115,185	70,255
Trade accounts receivable	5,585,594	7,090,160
Derivative financial instruments	3,462,240	3,887,100
	19,220,101	17,543,554
Liabilities
Trade accounts payable	(1,549,258)	(1,350,763)
Loans and financing	(69,843,971)	(83,004,915)
Liabilities for asset acquisitions and subsidiaries	(84,462)	(93,308)
Derivative financial instruments	(3,585,475)	(10,448,379)
	(75,063,166)	(94,897,365)
	(55,843,065)	(77,353,811)

Financial Instruments - sensitivity analysis

	06/30/2025
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	9,057,082	2,264,271	4,528,541
Marketable securities	1,115,185	278,796	557,593
Trade accounts receivable	5,585,594	1,396,399	2,792,797
Trade accounts payable	(1,549,258)	(387,315)	(774,629)
Loans and financing	(69,843,971)	(17,460,993)	(34,921,986)
Liabilities for asset acquisitions and subsidiaries	(84,462)	(21,116)	(42,231)

	06/30/2025
		Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	94,560	(28,823)	(59,056)

Financial Instruments - Sensitivity analysis foreign exchange - derivative

	06/30/2025
		Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	290,364	(6,463,834)	(14,873,219)
Derivative swaps	(873,359)	(2,591,116)	(5,096,080)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	7,419	(115,804)	(232,931)
Embedded derivatives	94,560	(171,652)	(343,304)
Commodity Derivatives	(13,465)	(3,485)	(6,875)

Dollar/CNY
Derivative financial instruments
NDF parity derivatives	(14)	(3)	(6)

	Notional value, net in U.S.$		Fair value in R$
	06/30/2025	12/31/2024	06/30/2025	12/31/2024
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	6,844,400	6,852,200	290,364	(4,328,970)
NDF (R$ x US$)	90,000	581,000	7,419	(331,876)
NDF (CNY x US$)	1,500		(14)

Debt hedges
Swap SOFR x Fixed (US$)	1,576,482	1,973,705	112,139	394,129
Swap IPCA x CDI (notional in Brazilian Reais)	8,011,292	8,128,395	(517,031)	(825,899)
Swap CNY x Fixed (US$)	165,815	165,815	(311)	(6,440)
Swap CDI x Fixed (US$)	1,084,612	909,612	(351,438)	(776,261)
Pre-fixed Swap to CDI (notional in Brazilian Reais)	2,702,972		47,421
Swap CDI x SOFR (US$)	635,171	610,171	(164,140)	(590,764)
Swap SOFR x SOFR (US$)		150,961		(37,850)

Commodity Hedge
Swap US$ e US-CPI (1)	138,182	138,439	94,560	(80,759)
Zero Cost Collar (Brent)	306,998	163,941	(13,579)	6,097
Swap VLSFO/Brent	13,518	39,706	117	10,873
			(494,493)	(6,567,720)

Current assets			1,100,397	1,006,427
Non-current assets			4,055,943	2,880,673
Current liabilities			(1,044,493)	(2,760,273)
Non-current liabilities			(4,606,340)	(7,694,547)
			(494,493)	(6,567,720)

Financial Instruments - Fair Value Maturity

	06/30/2025	12/31/2024
2025	108,204	(1,753,846)
2026	355,770	(1,699,768)
2027	720,745	(36,905)
2028 onwards	(1,679,212)	(3,077,201)
	(494,493)	(6,567,720)

Financial Instruments - Outstanding assets and liabilities

		Notional value		Fair value in R$
	Currency	06/30/2025	12/31/2024	06/30/2025	12/31/2024
Debt hedges
Assets
Swap CDI to Fixed	US$	5,672,695	4,748,394	1,343,712	1,482,759
Swap SOFR to Fixed	US$	1,576,482	1,973,705	263,803	424,824
Swap IPCA to CDI	R$	8,508,353	8,382,699	877,583	927,586
Pre-fixed Swap to CDI	US$	2,700,000		355,628
Swap CDI to SOFR	US$	3,260,425	3,117,625	872,515	754,173
Swap CNY to Fixed	CNY	1,200,000	1,200,000	31,144
Swap SOFR to SOFR	US$		150,961		4,949
				3,744,385	3,594,291
Liabilities
Swap CDI to Fixed	US$	1,084,612	909,612	(1,695,150)	(2,259,020)
Swap SOFR to Fixed	US$	1,576,482	1,973,705	(151,664)	(30,695)
Swap IPCA to CDI	R$	8,011,292	8,128,395	(1,394,614)	(1,753,485)
Pre-fixed Swap to CDI	US$	2,700,000		(308,207)
Swap CDI to SOFR	US$	635,171	610,171	(1,036,655)	(1,344,937)
Swap CNY to Fixed	US$	165,815	165,815	(31,455)	(6,440)
Swap SOFR to SOFR	US$		150,961		(42,799)
				(4,617,745)	(5,437,376)
				(873,360)	(1,843,085)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	6,844,400	6,852,200	290,364	(4,328,970)
NDF (R$ x US$)	US$	90,000	581,000	7,419	(331,876)
NDF (CNY x US$)	US$	1,500		(14)
				297,769	(4,660,846)
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	138,182	138,439	94,560	(80,759)
Zero Cost Collar (Brent)	US$	306,998	163,941	(13,579)	6,097
Swap VLSFO/Brent	US$	13,518	39,706	117	10,873
				81,098	(63,789)
				(494,493)	(6,567,720)

Financial Instruments - Fair Value Settled

	06/30/2025	12/31/2024
Cash flow hedge
Zero Cost Collar (R$ x US$)	(102)	645,759
NDF (R$ x US$)	(19,000)	(68,695)
NDF (€ x US$)		73,781
	(19,102)	650,845

Commodity Hedge	5,495	89,327
Swap VLSFO/other	5,495	89,327

Debt hedges
Swap CDI to Fixed (US$)	198,033	(1,635,058)
Swap IPCA to CDI (Brazilian Reais)	(125,029)	(59,243)
Swap Pre-Fixed to US$		(221,462)
Swap SOFR to SOFR (US$)	1,504	2,199
Swap CDI to SOFR (US$)	79,748	19,074
Swap SOFR to Fixed (US$)	138,632	603,737
	292,888	(1,290,753)
	279,281	(550,581)

Financial Instruments - Fair Value Hierarchy

				06/30/2025
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		5,156,340		5,156,340
Marketable securities	1,260,384	7,243,566		8,503,950
	1,260,384	12,399,906		13,660,290
At fair value through other comprehensive income
Other investments (note 14.1)	896,680		35,042	931,722
	896,680		35,042	931,722

Biological assets			23,221,979	23,221,979
			23,221,979	23,221,979
Total assets	2,157,064	12,399,906	23,257,021	37,813,991

Liabilities
At fair value through profit or loss
Derivative financial instruments		5,650,833		5,650,833
		5,650,833		5,650,833
		5,650,833		5,650,833

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611

At fair value through other comprehensive income
Other investments - (note 14.1)			38,196	1,138,066
	1,099,870		38,196	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	2,303,646	16,046,835	22,321,197	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
Total liabilities		10,454,820		10,454,820

Interest rate risk [member] | Financial instruments, excluding derivatives
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - sensitivity analysis

	06/30/2025
		Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	2,836,399	105,656	211,312
Marketable securities	5,803,142	217,055	434,111
Loans and financing	9,371,502	349,088	698,177
TJLP/TLP
Loans and financing	149,642	3,236	6,472
SOFR
Loans and financing	24,616,123	273,854	547,709

Interest rate risk [member] | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - sensitivity analysis

	06/30/2025
		Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	290,364	(575,729)	(1,103,722)
Derivative swaps	(873,359)	(412,617)	(770,990)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(873,359)	(135,482)	(263,370)